Consolidated Statements Of Income (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest revenue
Loans, including fees	$ 8,702,142	$ 8,573,052	$ 25,287,273	$ 20,510,217	$ 28,432,701	$ 16,599,612	$ 15,304,608
U.S. Treasury securities	2,420	2,413	7,198	4,820	7,251		7,230
U.S. government agency securities	81,936	111,428	274,534	231,056	332,248	163,787	296,560
Mortgage backed securities	540,022	782,903	1,798,763	1,924,401	2,635,172	1,399,979	1,059,386
Municipal securities	414,656	221,272	1,144,483	464,083	745,369	79,758	84,797
Federal funds sold	1,696	994	4,658	5,159	6,087	7,255	1,148
Other	57,701	45,042	149,648	119,202	161,685	258,440	342,127
Total interest revenue	9,800,573	9,737,104	28,666,557	23,258,938	32,320,513	18,508,831	17,095,856
Interest expense
Deposits	1,057,075	1,175,773	3,271,773	3,243,461	4,389,694	3,920,338	4,553,099
Borrowed funds	206,721	216,756	632,208	612,465	829,477	1,022,425	1,026,755
Total interest expense	1,263,796	1,392,529	3,903,981	3,855,926	5,219,171	4,942,763	5,579,854
Net interest income	8,536,777	8,344,575	24,762,576	19,403,012	27,101,342	13,566,068	11,516,002
Provision for loan losses	375,000	800,000	1,125,000	1,000,000	1,800,000	1,082,000	900,000
Net interest income after provision for loan losses	8,161,777	7,544,575	23,637,576	18,403,012	25,301,342	12,484,068	10,616,002
Non-interest revenue
Service charges on deposit accounts	315,468	380,065	962,937	859,300	1,208,466	306,548	307,012
Gains on sales or calls of investment securities	289,511	72,252	849,539	112,811	140,149		158,551
Other than temporary impairment on equity securities				(122,500)	(123,039)
Earnings on bank owned life insurance	137,082	356,281	412,283	557,669	701,509	336,834	376,165
Gain on sales of other real estate owned	(48,509)	45,595	110,704	48,580	248,005	192,724
Gain (Loss) on disposal of assets		8,995	9,365	(5,160)
Other fees and commissions	146,550	152,613	529,873	407,312	566,187	515,896	978,039
Total non-interest revenue	840,102	1,015,801	2,874,701	1,858,012	2,741,277	1,352,002	1,819,767
Non-interest expense
Salaries					7,755,401	4,681,679	4,037,027
Salaries and benefits	3,016,334	3,030,508	8,850,143	7,504,953
Employee benefits					2,269,190	1,284,993	1,012,014
Occupancy					2,521,960	1,296,088	1,085,768
Occupancy and equipment	933,775	916,610	2,756,222	2,233,905
Equipment					609,597	416,094	354,531
Data processing	214,187	232,530	631,154	595,612	816,815	452,675	340,870
FDIC insurance and State of Maryland assessments	157,206	143,680	435,851	462,496	613,881	527,807	561,850
Merger and integration	49,290	77,880	107,624	545,154	574,321	574,369
Core deposit premium	177,582	194,674	549,839	389,349	584,024
Other operating	1,533,384	1,557,284	4,686,267	3,514,313	5,139,154	2,175,800	1,864,821
Total non-interest expense	6,081,758	6,153,166	18,017,100	15,245,782	20,884,343	11,409,505	9,256,881
Income before income taxes	2,920,121	2,407,210	8,495,177	5,015,242	7,158,276	2,426,565	3,178,888
Income taxes	912,490	737,405	2,739,254	1,729,005	1,926,624	996,750	1,055,522
Net income	2,007,631	1,669,805	5,755,923	3,286,237	5,231,652	1,429,815	2,123,366
Less: Net loss attributable to the non-controlling interest	(20,664)	(37,688)	(57,678)	(126,883)	(148,319)	(72,849)	87,216
Net income attributable to Old Line Bancshares, Inc.					5,379,971	1,502,664	2,036,150
Preferred Stock Dividends and Other Adjustments							485,993
Net income available to common stockholders	$ 2,028,295	$ 1,707,493	$ 5,813,601	$ 3,413,120	$ 5,379,971	$ 1,502,664	$ 1,550,157
Basic earnings per common share	$ 0.30	$ 0.25	$ 0.85	$ 0.56	$ 0.86	$ 0.39	$ 0.40
Diluted earnings per common share	$ 0.29	$ 0.25	$ 0.84	$ 0.56	$ 0.86	$ 0.38	$ 0.40
Dividend per common share	$ 0.04	$ 0.03	$ 0.12	$ 0.09	$ 0.13	$ 0.12	$ 0.12